Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	jas_SupplementTextBlock

Janus Aspen Series

Global Unconstrained Bond Portfolio

Institutional Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)		0.65%
Other Expenses		3.17%
Other Expenses of the Fund	3.16%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)		3.82%
Fee Waiver(3)		3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)		0.75%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.

Janus Aspen Series

Global Unconstrained Bond Portfolio

Service Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.16%
Other Expenses of the Fund	3.15%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)	4.06%
Fee Waiver(3)	3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)	0.99%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.

Global Unconstrained Bond Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas_SupplementTextBlock

Janus Aspen Series

Global Unconstrained Bond Portfolio

Institutional Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)		0.65%
Other Expenses		3.17%
Other Expenses of the Fund	3.16%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)		3.82%
Fee Waiver(3)		3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)		0.75%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.

Global Unconstrained Bond Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas_SupplementTextBlock

Janus Aspen Series

Global Unconstrained Bond Portfolio

Service Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.16%
Other Expenses of the Fund	3.15%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)	4.06%
Fee Waiver(3)	3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)	0.99%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Please retain this Supplement with your records.